Finance income (costs)	12 Months Ended
Jun. 30, 2024
Analysis of income and expense [abstract]
Finance income (costs)	Finance income (costs)

	2024	2023	2022

Finance income
Interest from cash equivalents	22,388	8,241	8,703
Interest arising from revenue contracts	360,776	250,337	407,449
Interest from tax benefit (see note 24)	18,902	27,153	—
Other	—	2,196	1,581

Total	402,066	287,927	417,733

Finance costs
Interest on borrowings	(226,755)	(288,810)	(74,081)
Interest on Agribusiness Receivables Certificates	(28,535)	—	—
Interest on payables for the acquisitions of subsidiary	(15,361)	(5,916)	(10,267)
Interest on FIAGRO	(76,698)	(30,747)	—
Interest on leases	(20,268)	(16,977)	(13,217)
Interest on trade payables	(675,706)	(502,434)	(496,511)
Other	(79,843)	(30,076)	(24,021)

Total	(1,123,166)	(874,960)	(618,097)

Other Financial Income (Cost)
Loss (gain) on fair value of commodity forward contracts	(111,081)	(98,674)	9,200
Gain (loss) on changes in fair value of derivative instruments	35,470	79,375	(26,323)
Foreign exchange differences on cash equivalents	10,034	(28,605)	—
Foreign exchange differences on trade receivables and trade payables, net	(32,642)	5,867	(1,957)
Foreign exchange differences on borrowings	(17,239)	7,507	—
Gain on changes in fair value of warrants	14,024	3,756	—

Total	(101,434)	(30,774)	(19,080)

Finance income (costs)	(822,534)	(617,807)	(219,444)